Xtrackers S and P 500 Diversified Sector Weight ETF Investment Strategy - Xtrackers S and P 500 Diversified Sector Weight ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 Diversified Sector Weight Index (“Underlying Index”). The Underlying Index is designed to track the performance of the constituent securities of the S&P 500 Index reweighted to mitigate concentration risk and address sector imbalances. The Underlying Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500, rather than a return tied principally to the business opportunities represented by the S&P 500’s largest constituent companies. The Underlying Index’s reweighting approach utilizes the Functional Information System (FIS®) framework developed by Syntax LLC (“Syntax”), a financial data and technology company that works directly with S&P Dow Jones Indices LLC, the provider of the Underlying Index (the “Index Provider”).Underlying Index – Eligible Universe / Security Eligibility CriteriaThe Underlying Index’s eligible universe consists of all of the companies in the S&P 500 Index. To be eligible for inclusion in the Underlying Index, a company must have a Syntax FIS® revenue breakdown by Business Activity (as classified by Syntax). At each Underlying Index rebalancing, all of the S&P 500 constituent companies having such a revenue breakdown are included in the Underlying Index. As of October 31, 2025, all of the companies in the S&P 500 had a Syntax FIS® revenue breakdown by Business Activity.Underlying Index – Weighting of Constituent SecuritiesAs noted above, the Underlying Index’s constituent weighting process utilizes the Syntax FIS® framework. The Syntax FIS® framework classifies businesses, products, and associated activities and resources using standardized functional identifiers. Syntax uses these identifiers to tag and connect companies’ primary revenue-generating activities with their underlying business characteristics. This allows Syntax to group companies by shared functional attributes or by properties or relationships that respond similarly to market events, rather than only by their primary business segment. Simply stated, the Underlying Index, through its application of the Syntax FIS ® framework, assembles the S&P 500 constituent companies into groups that have shared business functions that can make them perform similarly when market events happen; i.e., groups of companies that share related business risks. The Underlying Index then weights these groups to spread exposure across the underlying risks, which generally results in more even weightings across constituent companies in the Underlying Index. In contrast, the S&P 500 Index weights its constituent companies solely on the basis of float-adjusted market capitalization (i.e., the largest companies have the largest weightings and the smallest companies have the smallest weightings), which may result in an overweighting of one or more outperforming constituent group or groups.Underlying Index – MaintenanceThe Underlying Index rebalances quarterly, effective at the close of the third Friday of March, June, September, and December. The fundamental data reference date is the last business day of February, May, August, and November, respectively. The reference date for weighting is the second Wednesday of the rebalancing month and changes are effective after the close of the following Friday using prices as of the reweighting reference date.Except for corporate spin-offs, no additions are made to the Underlying Index between rebalancings. A corporate spin-off is added to the Underlying Index if the parent company is a constituent. A corporate spin-off remains in the Underlying Index only if it is in the Underlying Index’s eligible universe. It is then evaluated for continued Underlying Index inclusion at the subsequent rebalancing. Constituents that are removed from the S&P 500 are removed from the Underlying Index simultaneously.The Fund’s Investment StrategyThe fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace its 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.The fund is currently classified as “diversified” under the Investment Company Act of 1940 (“1940 Act”). However, the fund may become “non-diversified” under the 1940 Act solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.As of October 31, 2025, the Underlying Index consisted of 505 securities, with an average market capitalization of approximately $129.4 billion and a minimum market capitalization of approximately $6.48 billion. Because the Underlying Index’s constituent weighting process seeks to mitigate concentration risk and address sector imbalances, it is not expected that the fund will be heavily focused in any particular sector. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.As more fully described under “Underlying Index – Maintenance,” the Underlying Index rebalances quarterly, effective at the close of the third Friday of March, June, September, and December. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled rebalancings (e.g., in the event of a corporate spin-off) will also result in corresponding changes to the fund’s portfolio.Xtrackers ETFs are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, Standard & Poor’s Financial Services LLC, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Diversified Sector Weight Index.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace its 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.